INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

13.                              INCOME TAXES

Cayman

The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

Qifei International, 360 International and Qiji International, incorporated in 2010, are subject to the unified tax rate of 16.5% in Hong Kong for the year ended December 31, 2011.  Under the Hong Kong tax laws, Qifei International, 360 International and Qiji International are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Group’s PRC entities are subject to Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

The Enterprise Income Tax Law (“the New EIT Law”) became effective on January 1, 2008.  The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law and its implementing rules, an enterprise which qualifies as a “high and new technology enterprise” (“HNTE”) is entitled to a tax rate of 15%.

Qizhi Software obtained its HNTE status in 2006 and was entitled to the tax rate of 15% with three-year exemption starting from 2006 followed by a reduced tax rate of 7.5% for the subsequent three years.  Based on the transition rules of the EIT Law, Qizhi Software renewed its HNTE status and continued to enjoy preferential tax treatments from 2008 through 2010.  Qizhi Software was entitled to a tax rate of 50% of the applicable rate for 2009 which was 7.5%.

On April 21, 2010, the State Administration of Taxation issued Circular 157 Further Clarification on Implementation of Preferential EIT Rate during Transition Periods (“Circular 157”).  Circular 157 seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the New EIT Law.  Prior to Circular 157, Qizhi Software interpreted the law to mean that if an HNTE entity was in a tax holiday period, including “2-year exemption plus 3-year half rate”, “5-year exemption plus 5-year half rate” and other tax exemptions and reductions, where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the New EIT Law, then it was entitled to pay tax at the rate of 7.5%.  Circular 157 appears to have the effect that such an entity is entitled to pay tax at either the lower of 15% or 50% of the standard PRC tax rate (i.e. currently 25%).  Circular 157 is unclear as to whether its effect is retrospective but the Group’s understanding is that the State Administration of Taxation has taken the position that the Circular applies only to tax years commencing from January 1, 2010.  However, Qizhi Software confirmed with the relevant local tax district that entities that qualify for “3-year exemption plus 3-year half rate” tax holiday as HNTEs and which is registered in Experimental Area for Developing New-Technology Industries of Beijing, notwithstanding Circular 157, can still be subject to 7.5% EIT for the year ended December 31, 2010. As a consequence, Qizhi Software was entitled to a tax rate of 7.5% in 2010. Qizhi Software received a renewal of its “high and new technology enterprises” status in October 2011 and was entitled to a reduced EIT rate of 15% for 2011.

Beijing Qihu is recognized as a HNTE by relevant PRC government authorities and entitled to PRC Enterprise Income Tax of 15% tax rate for the years ended December 31, 2010 and 2011, respectively.

Shanghai Qitai is approved by the local tax authority to file its income tax by adopting the “deemed-profit method”.  Under this method, Shanghai Qitai filed its income tax by calculating as 2.5% of the gross revenues.

3G, QBTX, QH360 and CDQY are subject to the unified tax rate of 25% for the years ended December 31, 2009, 2010 and 2011, respectively.

SJXH is recognized as a HNTE by relevant PRC government authorities starting on November 21, 2011, and is subject to tax rate of 25% and 15% for the years ended December 31, 2010 and December 31, 2011, respectively.

Yuan Tu is subject to the unified tax rate of 25% for the years ended December 31, 2010 and 2011, respectively.

Tianjin Qisi, Shanghai JN, Shanghai Yiyi, YZT and Chengdu 2366, which were incorporated or acquired in 2011, are all subject to the unified tax rate of 25% for the year ended December 31, 2011.

Ceteng, which was incorporated in 2011, is recognized as Software Enterprises by relevant PRC government authorities on December 19, 2011 and entitled to the preferential tax treatment of “2-year exemption plus 3-year half rate” commencing from its first profit-making year for EIT purposes.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status.  The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company, its subsidiaries, VIEs and VIEs’ subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries, VIEs and VIEs’ subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax.  In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.  Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.  The Company’s PRC entities historically have not declared or paid any dividends.

Aggregate undistributed earnings of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC that are available for distribution to the Company of approximately $56,625 at December 31, 2011 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Detailed information about income tax of the Group’s subsidiaries and VIEs is as below:

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the year ended December 31,
	2009	2010	2011

Current income tax expense	$38	$403	$10,724
Deferred income tax expense	374	60	150
Total income tax expense	$412	$463	$10,874

The principal components of the deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011

Current deferred tax assets:
Provision of allowance for doubtful accounts	$9	$15
Accrued payroll	129	797
Advertising and promotion expenses	142	—
Other assets	—	52
Net operating loss carry forwards	520	—
Less: Valuation allowance	(4)	(6)
Current deferred tax assets, net	796	858

Noncurrent deferred tax assets:
Acquired intangible assets	40	57
Advertising and promotion expenses	—	23
Other assets	213	—
Deferred revenue-noncurrent	—	457
Net operating loss carry forwards	308	1,137
Less: Valuation allowance	(308)	(1,160)
Noncurrent deferred tax assets, net	253	514

Noncurrent deferred tax liabilities:
Acquired intangible assets	512	507
Noncurrent deferred tax liabilities	$512	$507

The Company operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis.  The subsidiaries and VIEs registered in the PRC have total net operating loss carry forwards of $5,422 as of December 31, 2011 which will expire on various dates between December 31, 2013 and December 31, 2016.

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before income tax and the actual provision for income tax is as follows:

	For the year ended December 31,
	2009	2010	2011

Income before income tax expense	$4,601	$9,011	$25,855
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	1,150	2,253	6,464
Permanent differences - others	54	75	(1,063)
Permanent differences - share based compensation expense	481	1,002	11,997
Effect of different income tax calculation method required by tax bureau	(219)	(2,416)	(84)
Effect of different income tax rates in other jurisdictions	125	91	(233)
Effect of income tax holiday and preferential tax rates	(1,192)	(717)	(7,036)
Changes in valuation allowance	13	175	829
Income tax expense	$412	$463	$10,874

Certain consolidated entities of the Group enjoy tax holidays granted by the local tax authorities.  Without the tax holidays, the Group’s income tax expense would have increased by $1,192, $717 and $7,036 for the years ended December 31, 2009, 2010 and 2011, respectively.  The impact of the tax holidays on basic net income per ordinary share was an increase of $0.02, $0.01 and $0.05 for the years ended December 31, 2009, 2010 and 2011, respectively.